Segments and Geographical Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 18:- SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in three reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2021, 2020 and 2019 were as follows:

	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2021
Revenues	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Tax on income					$(39)
Net Income					$451

2020
Revenues	$12,523	$2,502	$18,594	$(68)	$33,551
Gross profit	$3,265	$(871)	$3,724	$-	$6,118
Allocated operating expenses	$2,099	$641	$2,373	$-	$5,113
Impairment of goodwill and intangible assets		$988			$988
Unallocated operating expenses					$668
Operating loss	$1,166	$(2,500)	$1,351	$-	$(651)
Financial expenses					$348
Other income					$(39)
Net Income					$(960)

2019
Revenues	$13,241	$826	$19,750	$-	$33,817
Gross profit	$2,906	$2	$3,750	$-	$6,658
Allocated operating expenses	$2,708	$349	$2,289	$-	$5,346
Impairment of goodwill and intangible assets		$970			$970
Unallocated operating expenses					$973
Operating loss	$198	$(1,317)	$1,461	$-	$(631)
Financial expenses					$330
Tax on income					$(48)
Net Income					$(913)

b.	The following presents total revenues for the years 2021, 2020 and 2019 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2021		2020		2019
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$25,662	1,097	24,369	$956	$23,493	$1,257
Far East	3,494	-	3,831	-	5,055	-
India	1,701	-	2,375	-	3,624	-
America	2,032	-	2,449	-	901	-
Europe	555	-	527	-	744	-
Rest of the world	190	-	-	-	-	-

	$33,634	1,097	33,551	$956	$33,817	$1,257

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	There were no major customer during the reported periods.